Note 27 - Pensions	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of defined benefit plans [text block]
2
7
.
Pensions

The Group’s principal pension plan comprises the compulsory Superannuation scheme in Australia, where the Group contributes
9.5%.
A new pension scheme was also established for UK employees during the year, where the Group contributes
3%.
The pension charge for the year represents contributions payable by the Group which amounted to
$756,614
(
2018:
$900,483;
2017:
$196,005
).